Interest in other entities (Details) - item	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Interest in other entities
Number of wholly owned subsidiaries	14	6
Neptune Merger Sub, Inc.
Interest in other entities
Ownership interest, percentage	0.00%	100.00%	0.00%
NWQHPP Pty Ltd
Interest in other entities
Ownership interest, percentage	100.00%	100.00%	100.00%
Solar Methanol 1 Pty Ltd
Interest in other entities
Ownership interest, percentage	100.00%	100.00%	0.00%
Vast Solar Aurora Pty Ltd
Interest in other entities
Ownership interest, percentage	100.00%	100.00%	100.00%
Vast Solar 1 Pty Ltd
Interest in other entities
Ownership interest, percentage	100.00%	100.00%	100.00%
Vast Solar Consulting Pty Ltd
Interest in other entities
Ownership interest, percentage	100.00%	100.00%	100.00%